Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Composition of deposits	$ 1,509,225	$ 1,484,731
Composition of deposits, Percentage	100.00%	100.00%
Noninterest-bearing demand [Member]
Composition of deposits	$ 394,563	$ 402,254
Composition of deposits, Percentage	26.00%	27.00%
Interest-bearing demand, MMDA & savings [Member]
Composition of deposits	$ 760,883	$ 741,363
Composition of deposits, Percentage	50.00%	50.00%
Time, $250,000 and over [Member]
Composition of deposits	$ 160,389	$ 147,439
Composition of deposits, Percentage	11.00%	10.00%
Other Time [Member]
Composition of deposits	$ 193,390	$ 193,675
Composition of deposits, Percentage	13.00%	13.00%